Convertible Debentures (Details) - Schedule of convertible debentures - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of convertible debentures [Abstract]
Balance, Beginning of Period	$ 5,097,010	$ 2,866,983	$ 2,834,052
Interest and accretion expense	1,744,119	693,712	643,961
Interest paid or accrued	(831,203)	(364,006)	(372,973)
Rollover to the 10% convertible debenture	(186,359)
Issuance of the 10% convertible debenture	1,177,786
Repayment of 10.5% convertible debenture	(921,641)
Convert $75,000 debentures into share capital	(40,980)
Rollover of the 12% convertible debenture		(2,287,452)
Issuance of the 12% convertible debenture		4,049,349
Foreign exchange adjustment	122,037	138,424	(238,057)
Total	6,160,769	5,097,010	2,866,983
Due within one year	$ (6,160,769)	(1,047,661)
Balance, End of Year		$ 4,049,349	$ 2,866,983